Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables – gold sales and copper concentrate	$ 69.9	$ 40.7
Trade receivables – other	6.7	9.1
Deposits	0.1	0.1
Payroll receivables	9.3	5.3
Prepayments	108.2	106.4
Value Added Tax and import duties	62.9	74.3
Diesel rebate	1.0	0.9
Other	5.6	3.3
Trade and other receivables	$ 263.7	$ 240.1